Nationwide Geneva Mid Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell Midcap® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	(8.02%)	2.05%	8.70%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(9.64%)	(2.11%)	4.72%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.60%)	1.33%	6.35%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	(2.08%)	3.63%	9.73%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	(2.18%)	3.52%	9.60%